Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000837274
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A